Non Current Liabilities - Employee Benefits - Summary of Detailed Information of Employee Benefits Non Current Liabilities (Detail) - AUD ($)	Jun. 30, 2020	Jun. 30, 2019
Disclosure of defined benefit plans [line items]
Employee benefits	$ 61,978	$ 47,725
Long Service Leave [member]
Disclosure of defined benefit plans [line items]
Employee benefits	$ 61,978	$ 47,725